As filed with the Securities and Exchange Commission on August 2, 2001

                         Registration Nos.:  1933 Act Registration No. 333-50908
                                             1940 Act Registration No. 811-582


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                   ------------------------------------------

                                    FORM N-14

                          REGISTRATION STATEMENT UNDER
                            THE SECURITIES ACT OF 1933



Pre-Effective Amendment No.  |_|         Post-Effective Amendment No.  1
                                                                      ---

                         (Check appropriate box or boxes)


                          Neuberger Berman Equity Funds
               (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code: (212) 476-8800

                          Michael M. Kassen, President
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                             Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
            (Names and Addresses of Agents for Service of Process)


        For the new shares of Neuberger Berman Fasciano Fund, a series of Neuberger Equity Funds, the date of the public offering was March 23, 2001. The public offering of shares of Registrant's series is on-going. The title of securities being registered is shares of beneficial interest.

        It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) of the Securities Act of 1933, as amended.

        No filing fee is due because of Registrant's reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

                        NEUBERGER BERMAN EQUITY FUNDS
                                  FORM N-14

               CONTENTS OF REGISTRATION STATEMENT ON FORM N-14


        This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-14

Neuberger Berman Equity Funds
-----------------------------

        Neuberger Berman Fasciano Fund

                  Part C - Other Information

Signature Pages

Exhibits

        The sole purpose of this filing is to file as an exhibit the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization described in Registrant's Registration Statement on Form N-14, filed November 29,2000, as required by Item 16(12) of Form N-14. Parts A and B of this Registration Statement are incorporated by reference to the Prospectus/Proxy Statement and Statement of Additional Information, each dated January 15, 2001, filed with the Securities and Exchange Commission under Rule 497 on January 31, 2001, File No. 333-50908, EDGAR Accession No. 0000898432-01-000086.

                          NEUBERGER BERMAN EQUITY FUNDS
                                    FORM N-14

                                     PART C

                               OTHER INFORMATION


Item 15.  Indemnification.
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          A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

          Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

          Section 9 of the Management Agreements between Neuberger Berman Management Inc. ("NB Management") and Equity Managers Trust and Global Managers Trust (Equity Managers Trust and Global Managers Trust are collectively referred to as the "Managers Trusts") provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Managers Trusts at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Managers Trusts or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Managers Trusts against any liability to the Managers Trusts or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trusts.

          Section 1 of the Sub-Advisory Agreements between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Managers Trusts provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Managers Trusts or their interest holders in connection with the matters to which the Agreements relate.

          Section 12 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of the Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or
(ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

          Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits.
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           Exhibit
           Number                               Description
           ------                               -----------

            (1)     (a)    Certificate of Trust.  Incorporated by Reference to
                           Post-Effective Amendment No. 70 to Registrant's
                           Registration Statement, File Nos. 2-11357 and
                           811-582.

                    (b) Restated Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 82 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

           Exhibit
           Number                               Description
           ------                               -----------

                    (c) Trust Instrument of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

                    (d) Schedule A - Current Series of Neuberger Berman Equity Funds. Incorporated by Reference to Post-Effective Amendment No. 95 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

            (2)            By-laws of Neuberger Berman Equity Funds.
                           Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

            (3)            Voting Trust Agreement. Not Applicable.

            (4) Plan of Reorganization. Incorporated by Reference to Appendix A to Prospectus/Proxy Statement in Registrant's Filing under Rule 497, dated January 31, 2001, File No. 333-50908.

            (5)     (a)    Trust Instrument of Neuberger Berman Equity Funds,
                           Articles IV, V, and VI. Incorporated by Reference to
                           Post-Effective Amendment No. 70 to Registrant's
                           Registration Statement, File Nos. 2-11357 and
                           811-582.

                    (b) By-Laws of Neuberger Berman Equity Funds, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

            (6)     (a)    (i)   Management Agreement Between Neuberger Berman
                                 Equity Funds and Neuberger Berman Management
                                 Inc. Filed Herewith.

                           (ii) Schedule A - Series of Equity Funds Currently Subject to the Management Agreement. Filed Herwith.

                           (iii) Schedule B - Schedule of Compensation Under the
                                 Management Agreement. Filed Herewith.

                    (b)    (i)   Sub-Advisory Agreement Between Neuberger Berman
                                 Management Inc. and Neuberger Berman, LLC with
                                 Respect to Neuberger Berman Equity Funds. Filed
                                 Herewith.

                           (ii) Schedule A - Series of Equity Funds Currently Subject to the Sub-Advisory Agreement. Filed Herewith.

            (7)     (a)    Distribution Agreement Between Neuberger Berman
                           Equity Funds (Investor Class) and Neuberger Berman
                           Management Inc. Filed Herewith.

                    (b) Schedule A - Series of Neuberger Berman Equity Funds (Investor Class) Currently Subject to the Distribution Agreement. Filed Herewith.

            (8)            Bonus, Profit Sharing or Pension Plans. None.

           Exhibit
           Number                               Description
           ------                               -----------

            (9)     (a)    Custodian Contract Between Neuberger Berman Equity
                           Funds and State Street Bank and Trust Company.
                           Incorporated by Reference to Post-Effective Amendment
                           No. 74 to Registrant's Registration Statement, File
                           Nos. 2-11357 and 811-582.

                    (b) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

           (10)            Plan Pursuant to Rule 12b-1. None.

           (11) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger Berman Fasciano Fund. Incorporated by Reference to Registrant's Registration Statement on Form N-14, dated November 29, 2000, File Nos. 2-11357 and 811-582.

           (12)            Opinion of Counsel Supporting Tax Matters. Filed
                           Herewith.

           (13)     (a)    (i)   Transfer Agency and Service Agreement Between
                                 Neuberger Berman Equity Funds and State Street
                                 Bank and Trust Company. Incorporated by
                                 Reference to Post-Effective Amendment No. 70 to
                                 Registrant's Registration Statement, File Nos.
                                 2-11357 and 811-582.

                           (ii) First Amendment to Transfer Agency and Service Agreement Between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 70 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

                           (iii) Second Amendment to Transfer Agency and Service
                                 Agreement between Neuberger Berman Equity Funds and State Street Bank and Trust Company. Incorporated by Reference to Post-Effective Amendment No. 77 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

                           (iv) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective Amendment No. 76 to Registrant's Registration Statement, File Nos. 2-11357 and 811-582.

                    (b)    (i)   Administration Agreement Between Neuberger
                                 Berman Equity Funds (Investor Class) and
                                 Neuberger Berman Management Inc. Filed
                                 Herewith.

                           (ii) Schedule A - Series of Neuberger Berman Equity Funds (Investor Class) Currently Subject to the Administration Agreement. Filed Herewith.

                           (iii) Schedule B - Schedule of Compensation Under the
                                 Administration Agreement with respect to
                                 Investor Class Shares. Filed Herewith.

            (14) Consent of Independent Auditors. Previously Filed with Registrant's Registration Statement on Form N-14, dated November 29, 2000, File Nos. 2-11357 and 811-582.

            (15)           Financial Statements Omitted from Prospectus. None.

            (16) Power of Attorney. Incorporated by Reference to Registrant's Registration Statement on Form N-14, dated November 29, 2000, File Nos. 2-11357 and 811-582.

            (17) Proxy Card. Incorporated by Reference to Registrant's Filing under Rule 497, dated January 31, 2001, File No. 333-50908.

Item 17.  Undertakings.
-------   ------------

          (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN EQUITY FUNDS, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and this Amendment to its Registration Statement has been signed on behalf of the Registrant, in the City of Washington, the District of Columbia on the 1st day of August, 2001.

                             Registrant:  NEUBERGER BERMAN EQUITY FUNDS

                            By: /s/ Michael M. Kassen
                                ---------------------------
                                    Michael M. Kassen*
                                    President

As required by the Securities Act of 1933, this Amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE                         TITLE                                       DATE
---------                         -----                                       ----



/s/ Peter E. Sundman              Chairman of the Board                  August 1, 2001
---------------------------         and Trustee (Chief
Peter E. Sundman*                   Executive Officer)


/s/ Michael M. Kassen             President and Trustee                  August 1, 2001
---------------------------
Michael M. Kassen*



/s/ Richard Russell               Treasurer (Principal Financial         August 1, 2001
---------------------------          and Accounting Officer)
Richard Russell


                              (signatures continued on next page)





*Signature affixed by Arthur C. Delibert pursuant to powers of attorney dated
November 13, 2000, a copy of which is incorporated by reference to Registrant's
Registration Statement on Form N-14, dated November 29, 2000, File Nos. 2-11357 and 811-582.





SIGNATURE                           TITLE                                     DATE
---------                           -----                                     ----



/s/ John Cannon                     Trustee                              August 1, 2001
---------------------------
John Cannon*



/s/ Faith Colish                    Trustee                              August 1, 2001
---------------------------
Faith Colish*



/s/ Walter G. Ehlers                Trustee                              August 1, 2001
---------------------------
Walter G. Ehlers*



/s/ C. Anne Harvey                  Trustee                              August 1, 2001
---------------------------
C. Anne Harvey*



/s/ Barry Hirsch                    Trustee                              August 1, 2001
---------------------------
Barry Hirsch*



/s/ Robert A. Kavesh                Trustee                              August 1, 2001
---------------------------
Robert A. Kavesh*



/s/ Howard A. Mileaf                Trustee                              August 1, 2001
---------------------------
Howard A. Mileaf*



                                    Trustee
---------------------------
Edward I. O'Brien




*Signature affixed by Arthur C. Delibert pursuant to powers of attorney dated
November 13, 2000, a copy of which is incorporated by reference to Registrant's
Registration Statement on Form N-14, dated November 29, 2000, File Nos. 2-11357 and 811-582.





SIGNATURE                           TITLE                                     DATE
---------                           -----                                     ----



                                    Trustee
---------------------------
John P. Rosenthal



/s/ William E. Rulon                Trustee                              August 1, 2001
---------------------------
William E. Rulon*



/s/ Cornelius T. Ryan               Trustee                              August 1, 2001
---------------------------
Cornelius T. Ryan*



                                    Trustee
---------------------------
Tom Decker Seip



                                    Trustee
---------------------------
Gustave H. Shubert



/s/ Candace L. Straight             Trustee                              August 1, 2001
---------------------------
Candace L. Straight*



                                    Trustee
---------------------------
Peter P. Trapp









*Signature affixed by Arthur C. Delibert pursuant to powers of attorney dated
November 13, 2000, a copy of which is incorporated by reference to Registrant's
Registration Statement on Form N-14, dated November 29, 2000, File Nos. 2-11357 and 811-582.